Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

March 31, 2019

VIPEI-QTLY-0519
1.799856.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	901,993	$28,286,500
Verizon Communications, Inc.	2,390,859	141,371,493
		169,657,993
Entertainment - 0.6%
The Walt Disney Co.	266,000	29,533,980
Media - 2.3%
Comcast Corp. Class A	2,544,986	101,748,540
Interpublic Group of Companies, Inc.	682,200	14,333,022
		116,081,562
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	216,400	14,953,240

TOTAL COMMUNICATION SERVICES		330,226,775

CONSUMER DISCRETIONARY - 6.3%
Automobiles - 0.6%
General Motors Co.	873,400	32,403,140
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	501,500	95,234,850
Royal Caribbean Cruises Ltd.	304,100	34,855,942
		130,090,792
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	127,200	4,649,160
Multiline Retail - 0.3%
Dollar General Corp.	110,300	13,158,790
Specialty Retail - 2.3%
Burlington Stores, Inc. (a)	49,000	7,677,320
Home Depot, Inc.	131,200	25,175,968
Lowe's Companies, Inc.	481,700	52,731,699
TJX Companies, Inc.	644,200	34,277,882
		119,862,869
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	150,800	18,390,060

TOTAL CONSUMER DISCRETIONARY		318,554,811

CONSUMER STAPLES - 8.3%
Beverages - 1.3%
Diageo PLC	318,700	13,041,860
Keurig Dr. Pepper, Inc.	215,400	6,024,738
PepsiCo, Inc.	366,600	44,926,830
		63,993,428
Food & Staples Retailing - 2.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	85,900	5,060,088
BJ's Wholesale Club Holdings, Inc.	30,400	832,960
Walmart, Inc.	1,031,078	100,561,037
		106,454,085
Food Products - 1.9%
Hilton Food Group PLC	487,100	6,027,022
McCormick & Co., Inc. (non-vtg.)	79,900	12,035,337
Mondelez International, Inc.	708,500	35,368,320
Nestle SA (Reg. S)	178,049	16,977,045
The J.M. Smucker Co.	213,900	24,919,350
		95,327,074
Household Products - 0.7%
Kimberly-Clark Corp.	219,900	27,245,610
Procter & Gamble Co.	105,419	10,968,847
		38,214,457
Personal Products - 0.5%
Unilever NV (Certificaten Van Aandelen) (Bearer)	485,200	28,287,849
Tobacco - 1.8%
Altria Group, Inc.	763,200	43,830,576
British American Tobacco PLC (United Kingdom)	652,600	27,225,060
Philip Morris International, Inc.	233,900	20,674,421
		91,730,057

TOTAL CONSUMER STAPLES		424,006,950

ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
BP PLC	3,305,400	24,002,088
Chevron Corp.	977,980	120,467,576
ConocoPhillips Co.	1,254,500	83,725,330
Enterprise Products Partners LP	944,000	27,470,400
Equinor ASA	555,400	12,160,916
Exxon Mobil Corp.	316,100	25,540,880
Imperial Oil Ltd.	815,400	22,258,983
Phillips 66 Co.	336,000	31,977,120
Suncor Energy, Inc.	951,700	30,843,811
The Williams Companies, Inc.	852,965	24,497,155
Valero Energy Corp.	374,200	31,743,386
		434,687,645
FINANCIALS - 20.8%
Banks - 12.0%
Bank of America Corp.	4,838,300	133,488,697
Citigroup, Inc.	1,607,900	100,043,538
Huntington Bancshares, Inc.	1,282,300	16,259,564
JPMorgan Chase & Co.	1,612,264	163,209,485
Lakeland Financial Corp.	2,100	94,962
M&T Bank Corp.	154,500	24,259,590
SunTrust Banks, Inc.	705,700	41,812,725
Wells Fargo & Co.	2,708,786	130,888,540
		610,057,101
Capital Markets - 3.4%
KKR & Co. LP	4,266,121	100,211,182
The Blackstone Group LP	2,119,926	74,133,812
		174,344,994
Consumer Finance - 1.1%
Capital One Financial Corp.	455,800	37,234,302
Discover Financial Services	251,300	17,882,508
		55,116,810
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	231,500	46,506,035
Insurance - 3.4%
Chubb Ltd.	495,371	69,391,570
Marsh & McLennan Companies, Inc.	277,400	26,047,860
MetLife, Inc.	901,370	38,371,321
The Travelers Companies, Inc.	264,500	36,278,820
		170,089,571

TOTAL FINANCIALS		1,056,114,511

HEALTH CARE - 15.4%
Biotechnology - 1.5%
Amgen, Inc.	408,371	77,582,323
Health Care Equipment & Supplies - 3.2%
Becton, Dickinson & Co.	375,900	93,873,507
Danaher Corp.	522,500	68,980,450
		162,853,957
Health Care Providers & Services - 2.0%
Cigna Corp.	200,200	32,196,164
UnitedHealth Group, Inc.	278,600	68,886,636
		101,082,800
Pharmaceuticals - 8.7%
AstraZeneca PLC (United Kingdom)	801,938	64,011,852
Bristol-Myers Squibb Co.	996,900	47,562,099
Eli Lilly & Co.	191,800	24,887,968
Johnson & Johnson	1,119,368	156,476,453
Merck & Co., Inc.	349,800	29,092,866
Roche Holding AG (participation certificate)	284,532	78,404,181
Sanofi SA	456,181	40,337,422
		440,772,841

TOTAL HEALTH CARE		782,291,921

INDUSTRIALS - 8.4%
Aerospace & Defense - 3.8%
General Dynamics Corp.	229,300	38,815,904
Northrop Grumman Corp.	87,600	23,616,960
Raytheon Co.	139,700	25,436,576
United Technologies Corp.	823,871	106,188,733
		194,058,173
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	145,927	12,925,790
Electrical Equipment - 1.2%
AMETEK, Inc.	433,800	35,992,386
Fortive Corp.	244,900	20,544,661
Regal Beloit Corp.	81,100	6,639,657
		63,176,704
Industrial Conglomerates - 2.3%
3M Co.	25,300	5,256,834
General Electric Co.	4,620,647	46,160,264
Roper Technologies, Inc.	183,300	62,683,101
		114,100,199
Machinery - 0.5%
Allison Transmission Holdings, Inc.	157,100	7,056,932
Ingersoll-Rand PLC	159,100	17,174,845
Wabtec Corp.	23,037	1,698,288
		25,930,065
Professional Services - 0.2%
Equifax, Inc.	100,300	11,885,550
Trading Companies & Distributors - 0.1%
Bunzl PLC	163,300	5,385,313

TOTAL INDUSTRIALS		427,461,794

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 3.3%
Cisco Systems, Inc.	3,072,331	165,875,149
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	281,261	22,711,826
IT Services - 1.4%
Amdocs Ltd.	273,000	14,772,030
First Data Corp. Class A (a)	963,396	25,308,413
Paychex, Inc.	317,969	25,501,114
Visa, Inc. Class A	52,500	8,199,975
		73,781,532
Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV	391,500	34,604,685
Qualcomm, Inc.	202,300	11,537,169
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	812,500	33,280,000
		79,421,854
Software - 2.3%
Micro Focus International PLC	319,723	8,312,613
Microsoft Corp.	946,524	111,633,041
		119,945,654
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	207,900	39,490,605

TOTAL INFORMATION TECHNOLOGY		501,226,620

MATERIALS - 2.2%
Chemicals - 2.2%
DowDuPont, Inc.	1,706,000	90,946,860
LyondellBasell Industries NV Class A	262,500	22,071,000
		113,017,860
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	547,800	107,949,468
Public Storage	118,500	25,806,930
		133,756,398
UTILITIES - 4.7%
Electric Utilities - 3.1%
Exelon Corp.	2,248,700	112,727,331
NextEra Energy, Inc.	107,400	20,762,568
Vistra Energy Corp.	843,300	21,951,099
		155,440,998
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	398,000	16,907,040
Multi-Utilities - 1.3%
Ameren Corp.	298,500	21,954,675
CenterPoint Energy, Inc.	666,400	20,458,480
WEC Energy Group, Inc.	278,100	21,992,148
		64,405,303

TOTAL UTILITIES		236,753,341

TOTAL COMMON STOCKS
(Cost $3,662,521,970)		4,758,098,626

Money Market Funds - 6.6%
Fidelity Cash Central Fund, 2.48% (e)
(Cost $334,207,116)	334,143,413	334,210,241
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,996,729,086)		5,092,308,867
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,132,216)
NET ASSETS - 100%		$5,089,176,651

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,649,160 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,829,608
Fidelity Securities Lending Cash Central Fund	2,382
Total	$1,831,990

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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